VANECK OIL REFINERS ETF

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 99.9%
Australia: 3.2%
Ampol Ltd. †	60,184	$1,229,414
Austria: 4.3%
OMV AG	35,989	1,655,699
Finland: 6.4%
Neste Oyj	49,441	2,446,969
Greece: 1.6%
Motor Oil Hellas Corinth Refineries SA	24,426	628,082
Hungary: 3.5%
MOL Hungarian Oil & Gas Plc	183,955	1,348,252
India: 7.7%
Reliance Industries Ltd. (USD) 144A (GDR)	52,255	2,948,162
Japan: 11.6%
Cosmo Energy Holdings Co. Ltd.	26,200	846,771
ENEOS Holdings, Inc.	544,900	1,907,262
Idemitsu Kosan Co. Ltd. †	76,468	1,670,134
		4,424,167
Poland: 5.1%
Polski Koncern Naftowy ORLEN SA	143,709	1,943,587
Portugal: 4.5%
Galp Energia SGPS SA	150,262	1,703,312
Saudi Arabia: 2.1%
S-Oil Corp. (KRW)	13,088	806,199
South Korea: 7.1%
HD Hyundai Co. Ltd.	19,000	848,932
SK Innovation Co. Ltd. *	13,363	1,851,530
		2,700,462
	Number of Shares	Value
Taiwan: 4.5%
Formosa Petrochemical Corp.	621,000	$1,736,176
Thailand: 2.9%
IRPC PCL (NVDR)	4,505,500	346,009
Thai Oil PCL (NVDR)	492,500	756,805
		1,102,814
Turkey: 3.7%
Turkiye Petrol Rafinerileri AS	50,823	1,405,847
United States: 31.7%
CVR Energy, Inc. †	11,687	383,100
Delek US Holdings, Inc.	15,833	363,367
HF Sinclair Corp.	34,368	1,662,724
Marathon Petroleum Corp.	24,029	3,239,830
PBF Energy, Inc.	24,818	1,076,109
Phillips 66	25,138	2,548,490
Valero Energy Corp.	20,250	2,826,900
		12,100,520
Total Common Stocks (Cost: $37,796,329)		38,179,662

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 4.2%
Money Market Fund: 4.2% (Cost: $1,617,929)
State Street Navigator Securities Lending Government Money Market Portfolio	1,617,929	1,617,929
Total Investments: 104.1% (Cost: $39,414,258)		39,797,591
Liabilities in excess of other assets: (4.1)%		(1,573,261)
NET ASSETS: 100.0%		$38,224,330

Definitions:

GDR	Global Depositary Receipt
KRW	Korean Won
NVDR	Non-Voting Depositary Receipt
USD	United States Dollar

Footnotes:

†	Security fully or partially on loan. Total market value of securities on loan is $2,023,814.
*	Non-income producing

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $2,948,162, or 7.7% of net assets.

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Energy	100.0%	$38,179,662
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